Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	22,118.17
Total Transaction Valuation	160,160,549.88
Total Offset Amount	0.00
Net Fee	$ 22,118.17
Offering Table N/A
Offset Table N/A	N/A